Form N-1A Supplement	Oct. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKROCK ETF TRUST
iShares Government Money Market ETF
(the “Fund”)
Supplement dated February 27, 2026 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Fund, each dated February 27, 2026, as amended or supplemented to date
On February 19, 2026, the Board of Trustees of the BlackRock ETF Trust has approved changes to the investment strategy of the Fund to remove repurchase agreements from the Fund’s principal investments.
Effective on or about April 28, 2026, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:
The first two paragraphs of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” are hereby deleted in their entirety and replaced with the following two paragraphs:
The Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. The interest income earned on these assets, under current federal law, generally may not be subject to state income tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. This policy is a non‑fundamental policy of the Fund and the Fund will provide shareholders with at least 60 days’ prior notice of any change in the policy.
The “Repurchase Agreements Risk” is hereby deleted from the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks.”

iShares Government Money Market ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKROCK ETF TRUST
iShares Government Money Market ETF
(the “Fund”)
Supplement dated February 27, 2026 to the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Fund, each dated February 27, 2026, as amended or supplemented to date
On February 19, 2026, the Board of Trustees of the BlackRock ETF Trust has approved changes to the investment strategy of the Fund to remove repurchase agreements from the Fund’s principal investments.
Effective on or about April 28, 2026, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI, as applicable:
The first two paragraphs of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” are hereby deleted in their entirety and replaced with the following two paragraphs:
The Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. The interest income earned on these assets, under current federal law, generally may not be subject to state income tax. The Fund invests in securities maturing in 397 days or less (with certain exceptions) and the portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.
The Fund invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. This policy is a non‑fundamental policy of the Fund and the Fund will provide shareholders with at least 60 days’ prior notice of any change in the policy.
The “Repurchase Agreements Risk” is hereby deleted from the section of the Summary Prospectus and Prospectus entitled “Summary of Principal Risks.”